Earnings per share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Schedule of Earnings Per Share

	2022	2021	2020
Income/(loss) attributable to Shell plc shareholders ($ million)	42,309	20,101	(21,680)

Weighted average number of shares used as the basis for determining:
Basic earnings per share (million of shares)	7,347.5	7,761.7	7,795.6
Diluted earnings per share (million of shares)	7,410.5	7,806.8	7,795.6